Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 543,896	$ 543,896
Accumulated depreciation	(471,238)	(409,358)
Property, plant and equipment, Net	72,658	134,538
Administrative expense	61,880	233,659	$ 173,215
Equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment, Gross	104,294	104,294
Leasehold Improvements [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 439,602	$ 439,602